Shareholder Report, Average Annual Return (Details)	12 Months Ended	20 Months Ended	60 Months Ended	85 Months Ended	104 Months Ended	105 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	15.54%	15.96%
Torray Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Torray Fund
Average Annual Return, Percent	24.89%		11.20%				7.93%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	9.18%		3.49%	3.38%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	11.91%		3.59%			5.01%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	6.13%		5.17%			7.32%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	9.16%		13.85%		11.08%
MSCI EAFE Net (USD) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD) Index
Average Annual Return, Percent	19.40%	18.29%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.04%)	1.35%
ICE BofA 1-3 Year BB US Cash Pay High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year BB US Cash Pay High Yield Index
Average Annual Return, Percent	8.90%		4.15%	4.20%
Bloomberg U.S. Aggregate Bond Index [Member] [Default Label]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.04%)			1.65%
ICE BofA US High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Average Annual Return, Percent	12.47%		4.26%			5.86%
Russell 3000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000
Average Annual Return, Percent	26.14%		15.19%			13.52%
Bloomberg US 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Index
Average Annual Return, Percent	17.86%		10.56%			9.70%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	26.14%		15.19%		13.89%
Bloomberg US 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2000 Total Return Index
Average Annual Return, Percent	18.52%		10.98%		10.02%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	27.14%		15.92%				12.98%
Morningstar US Large-Mid Cap Broad Value TR USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Large-Mid Cap Broad Value TR USD
Average Annual Return, Percent	23.58%		13.17%				10.59%